Income Taxes (Details) - Schedule of Deferred Tax Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating losses carried forward [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Beginning balance
Credited to statements of profit or loss	52,743	43,713
Deferred tax asset derecognized in the statements of profit or loss	(45,377)	(43,713)
Deferred tax asset derecognized in the statements of equity
Ending balance	7,366
Lease liability [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Beginning balance	4,161	3,141
Credited to statements of profit or loss	(141)	1,020
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity
Ending balance	4,020	4,161
Asset Retirement provision [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Beginning balance	126	84
Credited to statements of profit or loss	14	42
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity
Ending balance	140	126
Financing fees [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Beginning balance		3,751
Credited to statements of profit or loss	3,332	144
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity	(3,332)	(3,895)
Ending balance
PPE [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Beginning balance	10,538	478
Credited to statements of profit or loss	(5,884)	15,855
Deferred tax asset derecognized in the statements of profit or loss		(5,795)
Deferred tax asset derecognized in the statements of equity
Ending balance	4,654	10,538
Reserves and other [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Beginning balance	12,623	1,288
Credited to statements of profit or loss	(6,564)	11,335
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity
Ending balance	6,059	12,623
Total [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Beginning balance	27,448	8,742
Credited to statements of profit or loss	43,500	72,109
Deferred tax asset derecognized in the statements of profit or loss	(45,377)	(49,508)
Deferred tax asset derecognized in the statements of equity	(3,332)	(3,895)
Ending balance	22,239	$ 27,448
Offsetting deferred tax liabilities	(22,239)
Net deferred tax assets